UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1144

The Finance Company of Pennsylvania

(Exact name of registrant as specified in charter)

400 Market Street, Suite 425, Philadelphia, PA 19106

(Address of principal executive offices) (Zip code)

Charles E. Mather III, President

400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 351- 4778

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – March 31, 2015

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS

March 31, 2015

SHORT TERM SECURITIES - 1.48%

Number of Shares		Identified Cost	Fair Value (Note 1)
6,945	Invesco Short Term Investment Trust - Treasury 0.01%†	6,945	6,945
857,490	Alpine Municipal Money Market 0.01%†	857,490	857,490

	Total	$864,435	$864,435

BONDS - 10.53%
Principal
Amount
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.11%
45,129	U.S. Federal Home Loan Mortgage 6% due 7/1/2019	47,591	45,898
160,032	U.S. Federal Home Loan Mortgage 6% due 8/1/2019	162,724	168,315
124,893	U.S. Federal Home Loan Mortgage 3.5% due 9/1/2026	131,006	133,369
146,041	U.S. Federal National Mortgage Association 3.5% due 2/1/2027	155,774	156,014
78,464	Government National Mortgage Association II 5.5% due 1/20/2036	89,614	88,941
29,269	Government National Mortgage Association 5% due 5/15/2039	33,742	32,725
17,502	Government National Mortgage Association 6% due 4/15/2036	22,961	20,358

		643,412	645,620

	MUNICIPAL & CORPORATE BONDS - 9.42%
100,000	Alameda Corridor CA 6.5% due 10/01/2019	109,393	111,426
71,181	Alt Bldg Concepts 4.16% due 12/20/2032	71,833	70,666
145,000	Apache Corp. 3.25% due 4/15/2022	147,913	147,350
200,000	California St Build America 6.65% due 3/1/2022	239,715	248,382
155,000	California Statewide 4.375% due 1/1/2023	155,000	167,167
100,000	Cerritos CA Cmnty 2.971% due 8/1/2022	100,000	103,277
30,000	Cuyahoga Cnty OH Eco Dev 8.625% due 6/1/2022	32,927	35,291
185,000	Ensco Plc 4.5% due 10/01/2024	178,382	179,311
125,000	Florida St Hurricane Catastrophe 2.995% due 7/1/2020	120,716	128,583
125,000	General Electric Co. 5.25% due 12/6/2017	137,217	137,985
175,000	Glendale CA Hlth Facs Revenue Insd 5.60% due 11/15/2025	203,119	212,933
200,000	Goldman Sachs Group Inc. 5.375% due 3/15/2020	195,752	226,952
45,000	Grand Terrace CA Cmty 7.2% due 9/1/2018	46,240	48,239
135,000	Illinois St Build 5.563% due 2/1/2021	146,642	152,510
100,000	Illinois St Sales Tax Taxable Building 3.081% due 6/15/2023	100,000	101,824

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS

March 31, 2015

BONDS - Concluded

Principal Amount		Identified Cost	Fair Value (Note 1)
140,000	JP Morgan Chase Mtn 3.875% due 2/1/2024	142,011	148,099
70,000	Louisiana Hsg Fin Agy 4.75% due 6/1/2027	73,003	75,256
200,000	Loyola University of Chicago 3.199% due 7/1/2022	200,000	200,246
175,000	Macon Bibb County GA 6.00% due 8/1/2024	187,225	186,762
80,000	Maryland ST Health 5.0% due 7/01/2027	93,903	96,994
125,000	Massachusetts St. Housing 5.962% due 6/1/2017	125,000	130,949
150,000	Minneapolis St. Paul MN Metarpts 2.755% due 1/1/2020	150,000	153,392
70,000	Montana State Board of Housing 5% due 12/1/2027	72,528	74,721
10,000	NJ Economic Dev. Authority 5.178% due 11/1/2015,	10,000	10,221
50,000	New Jersey State Health Care Facs 4.75% due 7/1/2025,	54,045	59,306
110,000	New Mexico Mortgage Finance Authority 5.35% due 3/1/2030	112,963	117,377
225,000	New York NY Build America Bonds 5.487% due 12/1/2022	262,859	268,211
150,000	New York St Dorm Authority Revenues 3.292% due 12/1/2021	150,000	157,918
200,000	Ohio St Water Dev Authority 4.879% due 12/1/2034	200,000	233,460
85,000	Oklahoma Hsg Fin Agy 4.5% due 9/1/2024	88,541	88,654
250,000	Pennsylvania State Turnpike Comm 2.023% due 12/1/2019	250,000	255,603
75,000	Philadelphia PA Authority Indl Dev 3.964% due 4/15/2026	76,725	76,416
170,000	Philips 66 4.3% due 4/1/2022	180,231	185,354
150,000	Salt Lake City Utah 4.611% due 4/1/2023	150,000	170,154
100,000	Salt Lake Cnty UT Hosp 5.4% due 2/15/2028	105,796	115,859
100,000	Texas St Transn Commn 5.028% due 4/01/2026	100,000	118,657
150,000	University North Carolina 2.535% due 12/1/2022	150,000	149,772
75,000	Virginia St Resrcs Authority 4.753% due 11/1/31	83,099	79,733
215,000	Wisconsin St Gen Rev 5.2% due 5/1/2018	215,000	231,205
30,000	Yorba Linda CA Redev Agy 5.25% due 09/01/2015	29,993	30,259

		5,247,771	5,486,474

	Total Bonds	$5,891,183	$6,132,094

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS

March 31, 2015

COMMON STOCKS & MUTUAL FUNDS - 87.75%

Number of Shares		Identified Cost	Fair Value (Note 1)
ENERGY - 14.97%
10,300	Devon Energy Corp.	$746,246	$621,193
95,252	Exxon Mobil Corp.	125,712	8,096,420

	Total	871,958	8,717,613

FINANCIAL SERVICES - 25.13%
5,200	American Express Co	192,972	406,224
8,000	Berkshire Hathaway B*	352,582	1,154,560
19,600	Fidelity National Financial Inc.	707,980	720,496
92,936	PNC Financial Services Group Inc.	56,163	8,665,353
14,500	Marsh & McLennan Companies Inc.	192,817	813,305
26,600	Progressive Corp.	714,407	723,520
7,700	Renaissance RE Holdings LTD	813,271	767,921
12,000	State Street Corp.	88,500	882,360
24,000	Western Union Co	460,759	499,440

	Total	3,579,451	14,633,179

TECHNOLOGY - 2.66%
2,500	Int’l Business Machines Corp.	59,809	401,250
10,500	Qualcomm	794,461	728,070
23,000	Rovi Corp.*	557,674	418,830

	Total	1,411,944	1,548,150

CONSUMER DISCRETIONARY - 8.39%
15,300	Carnival Corp.	608,549	731,952
24,600	Gildan Activewear Inc.	753,213	726,192
5,600	Kohl’s Corp.	308,429	438,200
6,300	McDonalds Corp.	85,613	613,872
9,400	Omnicom Group Inc.	731,719	733,012
16,000	Twenty-First Century Fox (non voting)	592,235	541,440
6,900	WalMart Stores Inc.	340,802	567,525
25,200	Winnebago Inds Inc.	621,957	535,752

	Total	4,042,517	4,887,945

CONSUMER STAPLES - 4.36%
22,000	Coca Cola Co.	9,597	892,100
4,000	Colgate Palmolive Co.	110,117	277,360
3,100	Diageo PLC Sponsored ADR	372,527	342,767
6,600	Procter & Gamble Company	591,960	540,804
11,600	Unilever PLC SPSD ADR	521,832	483,836

	Total	1,606,033	2,536,867

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS

March 31, 2015

Number of Shares		Identified Cost	Fair Value (Note 1)
PRODUCER DURABLES - 7.12%
2,900	3M Company	477,009	478,355
16,000	Crown Holdings Inc.	807,561	864,320
6,400	Eaton Corporation Plc	450,129	434,816
7,500	Emerson Electric Co.	57,084	424,650
10,300	Donaldson Co. Inc.	380,346	388,413
22,100	General Electric Co.	423,606	548,301
3,400	Parker Hannifan Corp.	415,468	403,852
6,200	United Parcel Service Class B	531,107	601,028

	Total	3,542,310	4,143,735

MATERIALS & PROCESSING - 4.61%
18,000	Dow Chemical Co.	116,338	863,640
15,600	Reliance Steel & Aluminum Co.	963,568	952,848
18,800	Schweitzer Mauduit	848,304	867,056

	Total	1,928,210	2,683,544

HEALTHCARE - 6.34%
8,400	Baxter International Inc.	645,385	575,400
2,500	Becton Dickinson & Co.	66,953	358,975
3,800	Cardinal Health Inc.	325,634	343,026
9,600	Johnson and Johnson	52,842	965,760
6,600	Laboratory Corp. of America *	834,918	832,194
10,700	Merck & Co. Inc.	114,053	615,036

	Total	2,039,785	3,690,391

UTILITIES - 0.42%
5,000	Verizon Communications Inc.	37,808	243,150

INTERNATIONAL - 9.45%
87,258	Dreyfus International Stock I	1,204,159	1,328,065
40,818	Harbor International Funds	1,865,000	2,796,825
30,707	Oakmark International Fund I	601,865	763,386
25,929	Seafarer Overseas Gr and Income	300,000	308,557
29,499	Touchstone Sands Cptl Emerg Mkts	300,000	305,900

	Total	4,271,024	5,502,733

DIVERSIFIED HOLDING - 4.30%
732	Pennsylvania Warehousing and Safe Deposit Company ‡	71,399	2,501,786

	Total Common Stocks & Mutual Funds	23,402,439	51,089,093

	Total Investments - 99.76%	$30,158,057	$58,085,622

	Other assets in excess of liabilities - 0.24%		139,396

	NET ASSETS - 100%		$58,225,018

*	Non-income producing.
†-	Variable rate security, rate disclosed is as of 3/31/15
‡-	Fair valued by Board of Directors

ADR - American depository receipt

A: Portfolio Valuation: Equity securities and exchange traded options that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost. It is the responsibility of the Company’s Board of Directors to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered inapplicable, the Company determines a fair value in good faith in accordance with these procedures.

B. Various inputs may be used to determine the value of the Company’s investments. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of assets and liabilities)

The following is a summary of the inputs used as of March 31, 2015 in valuing the Company’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total Value
Assets
Investments in securities
Common stock	$43,084,574	$—	$2,501,786	$45,586,360
U.S. government and agency obligations	—	645,620	—	645,620
Municipal and corporate bonds	—	5,486,474	—	5,486,474
Mutual funds	5,502,733	—	—	5,502,733
Short-term investments	864,435	—	—	864,435

Total	$49,451,742	$6,132,094	$2,501,786	$58,085,622

Liabilities

Written options	$—	$—	$—	$—

The Company’s policy is to disclose transfers between levels at the reporting period end. For the three months ended March 31, 2015 there were no transfers between Levels.

A roll forward of fair value investments using significant unobservable inputs (Level 3) at March 31, 2015 , was as follows:

Common Stock
Beginning Balance, 1/1/2015	$2,438,435
Purchases	—
Sales	—
Total Unrealized Appreciation	63,351

Ending Balance, 3/31/2015	$2,501,786

C. At March 31, 2015, the cost of investment securities for tax purposes was $30,185,630. Net unrealized appreciation of investment securities for tax purposes was $27,899,992, consisting of unrealized gains of $28,681,002 on securities that had risen in value since their purchase and $781,010 in unrealized losses on securities that had fallen in value since their purchase. The difference between the book basis and the tax basis of net unrealized appreciation/(depreciation) is attributed primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President, Charles E. Mather III, and Registrant’s Secretary-Treasurer, Herbert S. Riband, Jr., have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) during Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a), are attached.